Current and long-term debt- 2020 $225.0 Million Credit Facility (Details) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020 USD ($) vessel	Jul. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326		$ 2,415,326		$ 2,552,473
Number of vessels | vessel			19		19		19
Borrowings instrument term	5 years
2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 2,200		$ 2,200
Borrowings			$ 208,900		$ 208,900
Borrowings instrument term					5 years
Borrowings, Periodic Payment, Amount					$ 5,300
Net debt to capitalization ratio					0.65
Consolidated tangible net worth					$ 1,400,000
2020 $225.0 Million Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			2		2
2020 $225.0 Million Credit Facility | Minimum | Borrowings, Financial Covenants, Period One [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels					130.00%
2020 $225.0 Million Credit Facility | Maximum | Borrowings, Financial Covenants, Period Two [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels					140.00%
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000		$ 25,000
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			500		500
Consolidated liquidity requirement per each chartered-in vessel			250		250
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 142,200
Borrowings							$ 92,000
Repayments of borrowings	$ 87,700
Borrowings instrument term		15 years
2018 CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 54,000
Deposit in debt service reserve account				2,000
CSSC Scrubber Lease Financing and CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			81,700
Prepayments			1,600		1,600	$ 1,600
STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby [Member] | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	4
STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby [Member] | 2020 $225.0 Million Credit Facility | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 101,200
STI Pride And STI Providence [Member] | 2020 $225.0 Million Credit Facility | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 43,700
Number of vessels | vessel				2
STI Nautilus , STI Guard and STI Gallantry [Member] | 2020 $225.0 Million Credit Facility | CSSC Scrubber Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 71,800		$ 71,800
Number of vessels | vessel			3		3